Note 2 - Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Financial Instruments 1 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Balance	$ 8,713
Additions	0
Payments or conversions	(9,573)
Change in fair value included in other income (expense), net	865
Change in fair value due to instrument specific credit risk included in other comprehensive income	21
Balance	26
Convertible Debt [Member]
Balance	8,594
Additions	0
Payments or conversions	(9,573)
Change in fair value included in other income (expense), net	958
Change in fair value due to instrument specific credit risk included in other comprehensive income	21
Balance	0
Warrant Liability [Member]
Balance	119
Additions	0
Payments or conversions	0
Change in fair value included in other income (expense), net	(93)
Change in fair value due to instrument specific credit risk included in other comprehensive income	0
Balance	$ 26